Income Taxes - Summary of Principle Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Components of Deferred Tax Assets [Abstract]
Accruals and reserves	¥ 34,972	$ 4,926	¥ 28,725
Net operating loss carried forward	217,850	30,684	182,191
Government grants	0	0	99
Depreciation and amortization	476	67	4,160
Excessive education fee	556	78	593
Capitalized research and development expense	20,513	2,889	5,581
Research and development expense recognition	258,008	36,340	215,026
Deferred revenue recognition	775	109	1,161
Excessive donation expense carried forward	1,881	265	2,533
Operating lease liabilities	3,113	438	10,405
Gross deferred tax assets	538,144	75,796	450,474
Less: Valuation allowance	(535,363)	(75,404)	(436,833)
Total deferred tax assets	2,781	392	13,641
Deferred tax liabilities:
Operating right-of-use assets	(2,781)	(392)	(13,075)
Depreciation and amortization	0	0	(566)
Total deferred tax liabilities	(2,781)	(392)	(13,641)
Net deferred tax assets	¥ 0	$ 0	¥ 0